Loss per Share Attributable to Ordinary Equity Holders of the Parent - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic Earnings Per Share [Abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	$ (386,209)	$ (303,477)	$ (132,972)
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation	281,703,291	236,305,234	200,000,000